Mineral Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mineral Property, Plant and Equipment
Beginning balance	$ 144,220,000
Ending Balance	559,573,000	$ 144,220,000
Depreciation expense included in exploration and evaluation expense	423,000	7,364,000
G&A
Mineral Property, Plant and Equipment
Depreciation	821,000	859,000
Depreciation, property, plant and equipment including right-of-use assets	$ 821,000	859,000
Minimum
Mineral Property, Plant and Equipment
NSR royalty percentage	4.00%
Maximum
Mineral Property, Plant and Equipment
NSR royalty percentage	5.50%
Mineral Property
Mineral Property, Plant and Equipment
Beginning balance	$ 57,063,000
Ending Balance	152,423,000	57,063,000
Increase in estimate of closure and reclamation provision capitalised to property, plant and equipment	7,734,000	23,574,000
Share-based payment expense capitalised to property, plant and equipment	2,156,000	0
Interest expense on lease and other liabilities capitalised to property, plant and equipment	3,216,000	0
Depreciation expense capitalised to property, plant and equipment	12,640,000	0
Construction-In-Progress
Mineral Property, Plant and Equipment
Beginning balance	46,942,000
Ending Balance	322,133,000	46,942,000
Share-based payment expense capitalised to property, plant and equipment	2,449,000	0
Interest expense on lease and other liabilities capitalised to property, plant and equipment	71,000	0
Depreciation expense capitalised to property, plant and equipment	2,188,000	1,243,000
Vehicles and Equipment
Mineral Property, Plant and Equipment
Beginning balance	8,543,000
Ending Balance	10,028,000	8,543,000
Additions to right-of-use assets from leases	59,837,000	14,093,000
Additions to property, plant and equipment from loan financing	3,807,000	4,848,000
Camp
Mineral Property, Plant and Equipment
Beginning balance	16,549,000
Ending Balance	15,138,000	16,549,000
Right-of-Use Assets
Mineral Property, Plant and Equipment
Beginning balance	12,646,000
Ending Balance	57,567,000	12,646,000
Other
Mineral Property, Plant and Equipment
Beginning balance	2,477,000
Ending Balance	2,284,000	2,477,000
Cost
Mineral Property, Plant and Equipment
Beginning balance	158,506,000	40,010,000
Additions	434,233,000	17,478,000
Write-down	(13,000)
Transfer on purchase		(508,000)
Transfer from E&E assets on transition to development stage		104,005,000
Derecognition	(7,462,000)	(2,479,000)
Ending Balance	585,264,000	158,506,000
Cost | Mineral Property
Mineral Property, Plant and Equipment
Beginning balance	57,063,000
Additions	95,360,000
Transfer from E&E assets on transition to development stage		57,063,000
Ending Balance	152,423,000	57,063,000
Cost | Construction-In-Progress
Mineral Property, Plant and Equipment
Beginning balance	46,942,000
Additions	275,191,000
Transfer from E&E assets on transition to development stage		46,942,000
Ending Balance	322,133,000	46,942,000
Cost | Vehicles and Equipment
Mineral Property, Plant and Equipment
Beginning balance	10,665,000	4,923,000
Additions	3,845,000	3,250,000
Write-down	(13,000)
Transfer on purchase		2,492,000
Ending Balance	14,497,000	10,665,000
Cost | Camp
Mineral Property, Plant and Equipment
Beginning balance	21,164,000	21,047,000
Additions		117,000
Ending Balance	21,164,000	21,164,000
Cost | Right-of-Use Assets
Mineral Property, Plant and Equipment
Beginning balance	19,962,000	11,348,000
Additions	59,837,000	14,093,000
Transfer on purchase		(3,000,000)
Derecognition	(7,462,000)	(2,479,000)
Ending Balance	72,337,000	19,962,000
Cost | Other
Mineral Property, Plant and Equipment
Beginning balance	2,710,000	2,692,000
Additions		18,000
Ending Balance	2,710,000	2,710,000
Accumulated depreciation
Mineral Property, Plant and Equipment
Beginning balance	(14,286,000)	(7,041,000)
Write-down	(11,000)
Depreciation	16,072,000	9,466,000
Transfer on purchase		(508,000)
Derecognition	(4,656,000)	(1,713,000)
Ending Balance	(25,691,000)	(14,286,000)
Depreciation, property, plant and equipment including right-of-use assets	16,072,000	9,466,000
Accumulated depreciation | G&A
Mineral Property, Plant and Equipment
Depreciation		859,000
Depreciation, property, plant and equipment including right-of-use assets		859,000
Accumulated depreciation | E&E
Mineral Property, Plant and Equipment
Depreciation		8,607,000
Depreciation, property, plant and equipment including right-of-use assets		8,607,000
Accumulated depreciation | Vehicles and Equipment
Mineral Property, Plant and Equipment
Beginning balance	(2,122,000)	(1,363,000)
Write-down	(11,000)
Depreciation	2,358,000
Ending Balance	(4,469,000)	(2,122,000)
Depreciation, property, plant and equipment including right-of-use assets	2,358,000
Accumulated depreciation | Vehicles and Equipment | E&E
Mineral Property, Plant and Equipment
Depreciation		759,000
Depreciation, property, plant and equipment including right-of-use assets		759,000
Accumulated depreciation | Camp
Mineral Property, Plant and Equipment
Beginning balance	(4,615,000)	(3,442,000)
Depreciation	1,411,000
Ending Balance	(6,026,000)	(4,615,000)
Depreciation, property, plant and equipment including right-of-use assets	1,411,000
Accumulated depreciation | Camp | E&E
Mineral Property, Plant and Equipment
Depreciation		1,173,000
Depreciation, property, plant and equipment including right-of-use assets		1,173,000
Accumulated depreciation | Right-of-Use Assets
Mineral Property, Plant and Equipment
Beginning balance	(7,316,000)	(2,196,000)
Depreciation	12,110,000
Transfer on purchase		(508,000)
Derecognition	(4,656,000)	(1,713,000)
Ending Balance	(14,770,000)	(7,316,000)
Depreciation, property, plant and equipment including right-of-use assets	12,110,000
Accumulated depreciation | Right-of-Use Assets | G&A
Mineral Property, Plant and Equipment
Depreciation		666,000
Depreciation, property, plant and equipment including right-of-use assets		666,000
Accumulated depreciation | Right-of-Use Assets | E&E
Mineral Property, Plant and Equipment
Depreciation		6,675,000
Depreciation, property, plant and equipment including right-of-use assets		6,675,000
Accumulated depreciation | Other
Mineral Property, Plant and Equipment
Beginning balance	(233,000)	(40,000)
Depreciation	193,000
Ending Balance	(426,000)	(233,000)
Depreciation, property, plant and equipment including right-of-use assets	$ 193,000
Accumulated depreciation | Other | G&A
Mineral Property, Plant and Equipment
Depreciation		193,000
Depreciation, property, plant and equipment including right-of-use assets		$ 193,000